Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 8,581	€ 9,583
Additions	1,977	960
Deductions	(765)	(1,326)
Currency translation differences	683	(725)
Other changes	192	89
Deferred tax liability (asset) at end of year	10,668	8,581
Deferred tax assets, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(16,231)	(15,767)
Additions	(1,783)	(2,649)
Deductions	1,804	1,357
Currency translation differences	(682)	742
Other changes	(258)	86
Deferred tax liability (asset) at end of year	(17,150)	(16,231)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	9,065	6,744
Additions	270	2,638
Deductions	(863)	(130)
Currency translation differences	186	(192)
Other changes	(54)	5
Deferred tax liability (asset) at end of year	8,604	9,065
Deferred tax assets net of impairment before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(7,166)	(9,023)
Additions	(1,513)	(11)
Deductions	941	1,227
Currency translation differences	(496)	550
Other changes	(312)	91
Deferred tax liability (asset) at end of year	€ (8,546)	€ (7,166)